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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10379

Registrant Name:	PIMCO California Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway, 41st Floor
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway, 41st Floor
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2012

Date of Reporting Period:	July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES—93.8%
$10,000	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	Aa3/AA	$10,129,300
5,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	5,286,750
650	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	A1/AA-	658,541
720	City & Cnty. of San Francisco Redev. Agcy., Special Tax, 6.125%, 8/1/31, Ser. B	NR/NR	701,791
350	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.85%, 8/1/33, Ser. A	NR/BBB+	309,435
3,635	Cucamonga Valley Water Dist., CP, 5.125%, 9/1/35 (FGIC-NPFGC)	Aa3/AA-	3,636,926
5,000	Desert Community College Dist., GO, 5.00%, 8/1/37, Ser. C (AGM)	Aa2/AA+	4,914,300
310	Dublin Unified School Dist., GO, zero coupon, 8/1/23, Ser. E	Aa2/AA-	158,162
6,300	Eastern Municipal Water Dist., CP, 5.00%, 7/1/35, Ser. H	Aa2/AA	6,264,909
	Educational Facs. Auth. Rev. (f),
10,200	Claremont McKenna College, 5.00%, 1/1/39	Aa2/NR	10,338,210
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A	Aa1/AA+	10,247,200
2,975	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	Aa3/AA+	3,026,408
	El Monte, Department of Public Social Services Fac., CP (AMBAC),
10,790	4.75%, 6/1/30	A2/A+	9,464,233
14,425	Phase II, 5.25%, 1/1/34	A2/NR	12,735,688
1,000	Folsom Redev. Agcy., Tax Allocation, 5.50%, 8/1/36	NR/A	925,590
	Fremont Community Facs. Dist. No. 1, Special Tax,
165	6.00%, 9/1/18	NR/NR	165,132
505	6.00%, 9/1/19	NR/NR	505,364
3,500	6.30%, 9/1/31	NR/NR	3,500,175
	Golden State Tobacco Securitization Corp. Rev.,
12,000	5.00%, 6/1/33, Ser. A-1	Baa3/BB+	8,580,000
3,000	5.00%, 6/1/35, Ser. A (FGIC)	A2/BBB+	2,760,390
6,000	5.00%, 6/1/38, Ser. A (FGIC)	A2/BBB+	5,455,620
1,600	5.00%, 6/1/45 (AMBAC-TCRS)	A2/BBB+	1,418,960
8,300	5.125%, 6/1/47, Ser. A-1	Baa3/BB+	5,537,262
20,175	5.75%, 6/1/47, Ser. A-1	Baa3/BB+	15,136,294
500	Hartnell Community College Dist., GO, zero coupon, 8/1/34, Ser. 2002-D (g)	Aa2/AA-	257,610
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
4,630	5.00%, 3/1/33	NR/A	4,297,890
2,000	5.75%, 9/1/39	NR/A	2,017,360
	Catholic Healthcare West,
70	5.00%, 7/1/28, Ser. 2005-A	A2/A	68,744
2,000	6.00%, 7/1/34, Ser. A	A2/A	2,036,120
4,000	6.00%, 7/1/39, Ser. A	A2/A	4,160,480
750	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	Aa3/AA+	686,258
1,000	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	1,048,580
1,450	Scripps Health, 5.00%, 11/15/36, Ser. A	Aa3/AA-	1,421,333
3,400	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2	Aa3/A+	3,421,216
	Sutter Health,
1,600	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	Aa3/AA-	1,490,064
2,800	6.00%, 8/15/42, Ser. B	Aa3/AA-	3,012,016
10,590	Kern Cnty., Capital Improvements Projects, CP, 5.75%, 8/1/35, Ser. A (AGC)	Aa3/AA+	10,796,293

PIMCO California Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
$7,000	La Quinta Redev. Agcy., Tax Allocation, 5.10%, 9/1/31 (AMBAC)	WR/A+	$5,909,330
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/BBB+	495,400
500	Lancaster Redev. Agcy. Rev., Capital Improvements Projects, 5.90%, 12/1/35	NR/A	444,070
1,495	Lincoln Public Financing Auth. Rev., Twelve Bridges, 6.125%, 9/2/27	NR/NR	1,413,866
	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, Ser. A,
1,000	5.50%, 11/15/27	A2/A	1,020,450
3,900	5.50%, 11/15/37	A2/A	3,783,702
	Los Angeles Department of Water & Power Rev. (f),
5,000	4.75%, 7/1/30, Ser. A-2 (AGM)	Aa3/AA+	5,056,700
3,000	5.375%, 7/1/34, Ser. A	Aa2/AA	3,134,910
7,000	5.375%, 7/1/38, Ser. A	Aa3/AA	7,248,220
	Los Angeles Unified School Dist., GO,
10,000	5.00%, 7/1/29, Ser. I (f)	Aa2/AA-	10,492,200
5,000	5.00%, 1/1/34, Ser. I (f)	Aa2/AA-	5,071,550
13,000	5.00%, 1/1/34, Ser. I	Aa2/AA-	13,186,030
250	5.30%, 1/1/34, Ser. D	Aa2/AA-	259,302
700	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	NR/AA+	692,692
200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	221,404
	Municipal Finance Auth. Rev.,
1,200	Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	NR/NR	1,263,552
2,900	Biola Univ., 5.875%, 10/1/34	Baa1/NR	2,917,980
2,145	Patterson Public Financing Auth. Rev., Waste Water System Financing Project, 5.50%, 6/1/39 (AGC)	NR/AA+	2,172,027
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	NR/AA-	1,168,000
	Pollution Control Financing Auth. Rev.,
1,250	American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(b)	Baa2/BBB+	1,196,250
2,000	San Jose Water Co. Projects, 5.10%, 6/1/40	NR/A	1,863,000
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (NPFGC)	A1/AA-	8,299,270
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	545,360
	San Diego Cnty. Water Auth., CP,
1,000	5.00%, 5/1/32, Ser. A (NPFGC)	Aa2/AA+	1,003,070
6,250	5.00%, 5/1/38, Ser. 2008-A (AGM)	Aa2/AA+	6,176,812
3,285	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	Aa3/AA+	3,340,681
	San Joaquin Hills Transportation Corridor Agcy. Rev., Ser. A,
5,000	5.50%, 1/15/28	B1/BB-	4,083,950
5,000	5.70%, 1/15/19	B1/BB-	4,715,850
1,500	San Jose Rev., Convention Center Expansion, 6.50%, 5/1/36	A2/A-	1,526,880
230	San Jose, Special Assessment, 5.60%, 9/2/17, Ser. 24-Q	NR/NR	236,058
1,200	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	Aa2/AA-	1,179,060
1,815	Santa Clara, Central Park Library Project, CP, 5.00%, 2/1/32 (AMBAC)	Aa2/AA	1,825,364
3,500	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A2/A+	3,507,000
1,300	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	A1/A	1,349,348
	State, GO,
5,885	5.00%, 9/1/35	A1/A-	5,811,732
100	5.00%, 6/1/37	A1/A-	98,991
3,000	5.00%, 12/1/37	A1/A-	2,969,460
2,400	5.25%, 11/1/40	A1/A-	2,424,312
1,500	5.50%, 3/1/40	A1/A-	1,561,290
8,000	6.00%, 4/1/38	A1/A-	8,640,640
2,000	6.00%, 11/1/39	A1/A-	2,154,600

PIMCO California Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	State Public Works Board Rev.,
$2,000	5.75%, 10/1/30, Ser. G-1	A2/BBB+	$2,056,180
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	Aa3/BBB+	2,085,560
2,000	Regents Univ., 5.00%, 4/1/34, Ser. E	Aa2/AA-	1,989,120
	Statewide Communities Dev. Auth. Rev.,
1,000	American Baptist Homes West, 6.25%, 10/1/39	NR/BBB	976,610
900	California Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	722,835
845	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	A2/A	849,183
10,000	Cottage Health, 5.00%, 11/1/40	NR/A+	9,276,100
13,050	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30, Ser. A (CA Mtg. Ins.)	NR/A-	12,429,342
1,000	Kaiser Permanente, 5.25%, 3/1/45, Ser. B	NR/A+	947,240
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	NR/NR	1,011,020
3,000	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A-	2,992,080
	Methodist Hospital Project (FHA),
2,100	6.625%, 8/1/29	Aa2/NR	2,442,783
7,700	6.75%, 2/1/38	Aa2/NR	8,719,942
	St. Joseph Health System,
100	5.125%, 7/1/24 (NPFGC)	A1/AA-	103,553
3,200	5.75%, 7/1/47, Ser. A (FGIC)	A1/AA-	3,223,360
	Sutter Health,
4,000	5.50%, 8/15/34, Ser. B	Aa3/AA-	4,012,240
2,000	6.00%, 8/15/42, Ser. A	Aa3/AA-	2,151,440
8,000	The Internext Group, CP, 5.375%, 4/1/30	NR/BBB	7,291,920
910	Windrush School, 5.50%, 7/1/37 (i)	NR/NR	623,095
6,300	Torrance Rev., Memorial Medical Center, 5.00%, 9/1/40, Ser. A	A2/A+	5,819,499
2,000	Turlock, Emanuel Medical Center, CP, 5.50%, 10/15/37, Ser. B	NR/BBB	1,664,700
	Tustin Unified School Dist., Special Tax, Ser. B,
2,345	5.50%, 9/1/22	NR/NR	2,349,901
2,520	5.60%, 9/1/29	NR/NR	2,428,398
2,000	5.625%, 9/1/32	NR/NR	1,892,560
	Univ. of California Rev.,
8,000	4.75%, 5/15/35, Ser. F (AGM) (f)	Aa1/AA+	7,680,000
2,000	5.00%, 5/15/33, Ser. A (AMBAC)	Aa1/AA	2,011,020
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aa1/AA	9,722,400
1,000	Westlake Village, CP, 5.00%, 6/1/39	NR/AA+	1,005,470

	Total California Municipal Bonds & Notes (cost—$378,444,792)		385,508,518

OTHER MUNICIPAL BONDS & NOTES—3.1%
	Iowa—1.7%
8,700	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	7,116,948

	Louisiana—0.1%
250	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/A-	249,465

	New York—0.1%
450	New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (f)	Aa1/AAA	458,681

	Ohio—0.4%
2,250	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BB-	1,665,562

PIMCO California Municipal Income Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
	Puerto Rico—0.8%
$3,000	Sales Tax Financing Corp. Rev., 5.50%, 8/1/42, Ser. A	A1/A+	$3,020,220

	Total Other Municipal Bonds & Notes (cost—$14,044,682)		12,510,876

CALIFORNIA VARIABLE RATE NOTES (a)(b)(c)(d)—1.9%
	Health Facs. Financing Auth. Rev.,
1,000	8.08%, 11/15/36, Ser. 3193	NR/NR	960,460
6,000	9.95%, 11/15/42, Ser. 3255	NR/AA-	4,954,200
1,670	Sacramento Cnty. Sanitation Dists. Financing Auth. Rev.,11.608%, 8/1/13, Ser. 1034 (NPFGC)	NR/AA	1,899,708

	Total California Variable Rate Notes (cost—$6,440,732)		7,814,368

SHORT-TERM INVESTMENTS—1.2%
	U.S. Treasury Obligations (e)(h)—1.2%
	U.S. Treasury Bills,
5,082	0.033%-0.125%, 8/18/11-9/22/11 (cost—$5,081,712)		5,081,712

	Total Investments (cost—$404,011,918) (j)—100.0%		$410,915,474

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $9,010,618, representing 2.2% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on July 31, 2011.

(d)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2011.

(e)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(f)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(h)	Rates reflect the effective yields at purchase date.

(i)	In default.

(j)	At July 31, 2011, the cost basis of investments for federal income tax purposes was $369,856,350. Gross unrealized appreciation was $17,353,092, gross unrealized depreciation was $11,409,314 and net unrealized appreciation was $5,943,778. The difference between book and tax cost basis was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.—insured by California Mortgage Insurance

CA St. Mtg.—insured by California State Mortgage

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

TCRS—Temporary Custodian Receipts

WR—Withdrawn Rating

Other Investments:

Interest rate swap agreements outstanding at July 31, 2011:

			Rate Type			Upfront
Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Premiums Paid(Received)	Unrealized Depreciation
Bank of America	$12,000	6/20/42	4.75%	3-Month USD-LIBOR	$(1,605,086)	$(111,000)	$(1,494,086)
Citigroup	2,600	6/20/42	4.75%	3-Month USD-LIBOR	(347,769)	(44,200)	(303,569)
Goldman Sachs	6,500	6/20/42	4.75%	3-Month USD-LIBOR	(869,422)	51,350	(920,772)
Morgan Stanley	11,400	6/20/42	4.75%	3-Month USD-LIBOR	(1,524,832)	182,400	(1,707,232)

					$(4,347,109)	$78,550	$(4,425,659)

LIBOR - London Inter-Bank Offered Rate

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended July 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds and Variable Rate Notes — Municipal bonds and Variable Rate Notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at July 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/11
Investments in Securities - Assets
California Municipal Bonds & Notes	—	$385,508,518	—	$385,508,518
Other Municipal Bonds & Notes	—	12,510,876	—	12,510,876
California Variable Rate Notes	—	7,814,368	—	7,814,368
Short-Term Investments	—	5,081,712	—	5,081,712

Total Investments in Securities - Assets	—	$410,915,474	—	$410,915,474

Other Financial Instruments* - Liabilities Interest Rate Contracts	—	$(4,425,659)	—	$(4,425,659)

Total Investments	—	$406,489,815	—	$406,489,815

*	Other financial instruments not reflected in the Schedule of Investments, such as swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended July 31, 2011.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 22, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 22, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 22, 2011